Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balances at beginning at Dec. 31, 2013	$ 19,512	$ 65,889,121	$ (72,752,602)	$ (6,843,969)
Balances at beginning (in shares) at Dec. 31, 2013	1,951,232
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		880,765		880,765
Issuance of common stock in payment of accounts payable	$ 63	262,005		262,068
Issuance of common stock in payment of accounts payable (in shares)	6,325
Issuance of common stock in payment of director fees	$ 47	149,344		149,391
Issuance of common stock in payment of director fees (in shares)	4,679
Warrants issued in connection with debt private placement		443,267		443,267
Option exercises	$ 54	142,946		$ 143,000
Option exercises (in shares)	5,416			(5,416)
Private placement	$ 5,271	9,374,609		$ 9,379,880
Private placement (in shares)	527,093
Net loss for the year			(4,524,732)	(4,524,732)
Balances at end at Dec. 31, 2014	$ 24,947	77,142,057	(77,277,334)	(100,330)
Balances at end (in shares) at Dec. 31, 2014	2,494,745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			1,682,063	1,682,063
Issuance of common stock in payment of director fees	$ 77	145,910		$ 145,987
Issuance of common stock in payment of director fees (in shares)	7,659
Option exercises (in shares)
Private placement	$ 5,436	4,734,951		$ 4,740,387
Private placement (in shares)	543,642
Net loss for the year			(8,449,246)	(8,449,246)
Balances at end at Dec. 31, 2015	$ 30,460	$ 83,704,981	$ (85,726,580)	(1,981,139)
Balances at end (in shares) at Dec. 31, 2015	3,046,046
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(2,043,818)
Balances at end at Mar. 31, 2016				$ (3,613,919)